SCHEDULE OF KEY INPUTS INTO MODELS FOR PUBLIC WARRANTS (Details) - Public Warrants [Member]	Sep. 30, 2025
Measurement Input, Exercise Price [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and Rights Outstanding, Measurement Input	11.50
Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and Rights Outstanding, Measurement Input	3.65
Measurement Input, Expected Dividend Rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.00
Measurement Input, Expected Term [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Long-Term Debt, Term	4 years 8 months 4 days
Measurement Input, Price Volatility [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and Rights Outstanding, Measurement Input	84.5
Measurement Input, Share Price [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and Rights Outstanding, Measurement Input	1.31